Loans and Related Allowance for Credit Losses, Credit Quality Indicators for Residential Mortgage Loans by Vintage (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
High value properties, threshold	$ 1.5	$ 1.0
Total Consumer [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	389,255.0	398,355.0
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Loan charge-offs, loans	3,462.0	2,511.0
Total Consumer [Member] | Residential mortgage [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	13,203.0	48,661.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	46,168.0	65,847.0
Term loans by origination year, two years before current fiscal year, finance receivable	62,638.0	37,469.0
Term loans by origination year, three years before current fiscal year, finance receivable	35,257.0	21,057.0
Term loans by origination year, four years before current fiscal year, finance receivable	19,520.0	6,426.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	68,742.0	71,204.0
Revolving loans, finance receivable	8,109.0	11,121.0
Revolving loans converted to term loans, finance receivable	7,087.0	7,332.0
Total loans	260,724.0	269,117.0
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, charge-offs	0.0
Term loans by origination year, fiscal year before current fiscal year, charge-offs	1.0
Term loans by origination year, two years before current fiscal year, charge-offs	0.0
Term loans by origination year, three years before current fiscal year, charge-offs	0.0
Term loans by origination year, four years before current fiscal year, charge-offs	2.0
Term loans by origination year, more than five years before current fiscal year, charge-offs	63.0
Revolving loans, charge-offs	4.0
Revolving loans converted to term loans, charge-offs	66.0
Loan charge-offs, loans	136.0	175.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | LTV 0-80% [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	12,434.0	40,869.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	39,624.0	64,613.0
Term loans by origination year, two years before current fiscal year, finance receivable	61,421.0	37,145.0
Term loans by origination year, three years before current fiscal year, finance receivable	34,833.0	20,744.0
Term loans by origination year, four years before current fiscal year, finance receivable	19,123.0	6,155.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	61,043.0	62,593.0
Revolving loans, finance receivable	7,903.0	10,923.0
Revolving loans converted to term loans, finance receivable	6,923.0	7,188.0
Total loans	243,304.0	250,230.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | LTV 80.01-100% [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	687.0	7,670.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	6,286.0	1,058.0
Term loans by origination year, two years before current fiscal year, finance receivable	1,065.0	112.0
Term loans by origination year, three years before current fiscal year, finance receivable	232.0	97.0
Term loans by origination year, four years before current fiscal year, finance receivable	203.0	30.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	207.0	107.0
Revolving loans, finance receivable	103.0	109.0
Revolving loans converted to term loans, finance receivable	114.0	97.0
Total loans	8,897.0	9,280.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | LTV greater than 100% [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	51.0	48.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	193.0	20.0
Term loans by origination year, two years before current fiscal year, finance receivable	57.0	13.0
Term loans by origination year, three years before current fiscal year, finance receivable	33.0	6.0
Term loans by origination year, four years before current fiscal year, finance receivable	31.0	3.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	38.0	23.0
Revolving loans, finance receivable	21.0	28.0
Revolving loans converted to term loans, finance receivable	24.0	16.0
Total loans	448.0	157.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | No LTV available [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	26.0	65.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	50.0	97.0
Term loans by origination year, two years before current fiscal year, finance receivable	56.0	66.0
Term loans by origination year, three years before current fiscal year, finance receivable	62.0	62.0
Term loans by origination year, four years before current fiscal year, finance receivable	51.0	38.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	154.0	170.0
Revolving loans, finance receivable	82.0	61.0
Revolving loans converted to term loans, finance receivable	26.0	31.0
Total loans	507.0	590.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO 740 or more [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	12,243.0	43,976.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	42,550.0	61,450.0
Term loans by origination year, two years before current fiscal year, finance receivable	58,827.0	35,221.0
Term loans by origination year, three years before current fiscal year, finance receivable	33,232.0	19,437.0
Term loans by origination year, four years before current fiscal year, finance receivable	18,000.0	5,610.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	50,938.0	51,551.0
Revolving loans, finance receivable	6,291.0	8,664.0
Revolving loans converted to term loans, finance receivable	4,092.0	4,139.0
Total loans	226,173.0	230,048.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO 700 to 739 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	679.0	3,245.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	2,324.0	2,999.0
Term loans by origination year, two years before current fiscal year, finance receivable	2,510.0	1,419.0
Term loans by origination year, three years before current fiscal year, finance receivable	1,219.0	941.0
Term loans by origination year, four years before current fiscal year, finance receivable	888.0	314.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	4,478.0	4,740.0
Revolving loans, finance receivable	883.0	1,159.0
Revolving loans converted to term loans, finance receivable	979.0	1,021.0
Total loans	13,960.0	15,838.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO 660 to 699 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	185.0	1,060.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	843.0	851.0
Term loans by origination year, two years before current fiscal year, finance receivable	861.0	438.0
Term loans by origination year, three years before current fiscal year, finance receivable	422.0	306.0
Term loans by origination year, four years before current fiscal year, finance receivable	310.0	169.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	2,261.0	2,388.0
Revolving loans, finance receivable	417.0	567.0
Revolving loans converted to term loans, finance receivable	601.0	656.0
Total loans	5,900.0	6,435.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO 620 to 659 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	45.0	211.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	227.0	248.0
Term loans by origination year, two years before current fiscal year, finance receivable	179.0	106.0
Term loans by origination year, three years before current fiscal year, finance receivable	110.0	82.0
Term loans by origination year, four years before current fiscal year, finance receivable	66.0	50.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	978.0	1,225.0
Revolving loans, finance receivable	150.0	223.0
Revolving loans converted to term loans, finance receivable	322.0	349.0
Total loans	2,077.0	2,494.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO less than 620 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	11.0	59.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	122.0	81.0
Term loans by origination year, two years before current fiscal year, finance receivable	100.0	44.0
Term loans by origination year, three years before current fiscal year, finance receivable	64.0	46.0
Term loans by origination year, four years before current fiscal year, finance receivable	46.0	28.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	1,245.0	1,323.0
Revolving loans, finance receivable	174.0	227.0
Revolving loans converted to term loans, finance receivable	464.0	466.0
Total loans	2,226.0	2,274.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | No FICO available [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	35.0	101.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	87.0	159.0
Term loans by origination year, two years before current fiscal year, finance receivable	122.0	108.0
Term loans by origination year, three years before current fiscal year, finance receivable	113.0	97.0
Term loans by origination year, four years before current fiscal year, finance receivable	98.0	55.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	1,542.0	1,666.0
Revolving loans, finance receivable	194.0	281.0
Revolving loans converted to term loans, finance receivable	629.0	701.0
Total loans	2,820.0	3,168.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | Current-29 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	13,192.0	48,581.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	46,065.0	65,705.0
Term loans by origination year, two years before current fiscal year, finance receivable	62,529.0	37,289.0
Term loans by origination year, three years before current fiscal year, finance receivable	35,124.0	20,851.0
Term loans by origination year, four years before current fiscal year, finance receivable	19,364.0	6,190.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	60,391.0	61,680.0
Revolving loans, finance receivable	8,044.0	11,031.0
Revolving loans converted to term loans, finance receivable	6,735.0	6,913.0
Total loans	251,444.0	258,240.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | 30 to 89 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	6.0	65.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	70.0	66.0
Term loans by origination year, two years before current fiscal year, finance receivable	58.0	32.0
Term loans by origination year, three years before current fiscal year, finance receivable	28.0	33.0
Term loans by origination year, four years before current fiscal year, finance receivable	30.0	21.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	724.0	683.0
Revolving loans, finance receivable	41.0	58.0
Revolving loans converted to term loans, finance receivable	151.0	159.0
Total loans	1,108.0	1,117.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | 90 days or more past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	0.0	6.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	18.0	17.0
Term loans by origination year, two years before current fiscal year, finance receivable	12.0	15.0
Term loans by origination year, three years before current fiscal year, finance receivable	8.0	25.0
Term loans by origination year, four years before current fiscal year, finance receivable	14.0	15.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	327.0	530.0
Revolving loans, finance receivable	24.0	32.0
Revolving loans converted to term loans, finance receivable	201.0	260.0
Total loans	604.0	900.0
Total Consumer [Member] | Residential mortgage [Member] | Government insured or guaranteed [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	5.0	9.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	15.0	59.0
Term loans by origination year, two years before current fiscal year, finance receivable	39.0	133.0
Term loans by origination year, three years before current fiscal year, finance receivable	97.0	148.0
Term loans by origination year, four years before current fiscal year, finance receivable	112.0	200.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	7,300.0	8,311.0
Revolving loans, finance receivable	0.0	0.0
Revolving loans converted to term loans, finance receivable	0.0	0.0
Total loans	7,568.0	8,860.0
Total Consumer [Member] | Residential mortgage [Member] | Government insured or guaranteed [Member] | 90 days or more past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	$ 2,600.0	$ 3,200.0